Income Taxes - Schedule of Provision for Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Current Expense:
Federal		$ 0				$ 0	$ 0
State		18				0	0
Foreign		0				0	0
Total Current Expense		18				0	0
Deferred Expense:
Federal		(3,301)				432	0
State		0				0	0
Foreign		0				0	0
Deferred income taxes		(3,301)		$ (3,897)	$ 0	432	0
Total provision (benefit) for income taxes	$ (2,220)	$ (3,282)	$ 0	$ (3,619)	$ 0	$ 432	$ 0